DOMINI SOCIAL INVESTMENTS LLC

532 BROADWAY, 9TH FLOOR

NEW YORK, NY 10012-3939

September 21, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:  Post-Effective Amendment for Domini Social Investment Trust

  (File Nos. 33-29180 and 811-05823)

Ladies and Gentlemen:

On behalf of Domini Social Investment Trust, a Massachusetts business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 51 to the Trust’s Registration Statement under the Investment Company Act of 1940, (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, and is to be effective on November 30, 2015.

The Amendment relates to the Domini Social Equity Fund, the Domini International Social Equity Fund, and the Domini Social Bond Fund (collectively, the “Funds”), each a series of the Trust. The Amendment is filed primarily to reflect certain changes to the investment strategies of the Domini Social Bond Fund. Other performance and numeric information and financial statements relating to the Funds will be updated by amendment.

Please call the undersigned at (212) 217-1114 with any questions relating to the above-referenced filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy

General Counsel